Stock Options and Warrants (Details 2)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Stock Options And Warrants Details
Expected cash dividend yield	[1]
Expected stock price volatility	[1]	103.00%		108.00%
Risk free interest rate	[1]	0.10%	0.65%	0.18%
Expected life of options/warrants		1 year	1 year 19 days	2 years 4 months 17 days

[1]	This information was deemed not applicable (N/A) since no options or warrants to purchase common stock were granted during the three months ended December 31, 2014.